Allowance for Credit Losses (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Financing Receivable, Allowance for Credit Loss [Line Items]
Cash recoveries, recoveries against write off cases	₨ 25,658.9	$ 340.3	₨ 16,777.1	₨ 12,590.8
Retail Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	22,548.7		16,590.9	12,254.3
Wholesale loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Recoveries of loans	₨ 3,110.2		₨ 186.2	₨ 336.5